Summary of Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2014
Accounting Policies [Abstract]
Use of Estimates

Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make judgments, estimates and assumptions that affect the application of accounting policies and the reported amounts of assets and liabilities, income and expenses. Significant items subject to such estimates and assumptions include the impairment of goodwill and other non-financial assets, useful life of property, plant and equipment, decommissioning costs representing the asset retirement obligations, environmental provisions, employee defined benefit obligations, income taxes and contingencies.

Estimates and underlying assumptions are reviewed on an ongoing basis and are based on historical experience, terms of existing contracts and trends in the industry. The results form the basis of making the judgments about carrying values of assets and liabilities that are not readily apparent from other sources and various other factors that are believed to be reasonable under the circumstances. Estimates and assumptions about future events and their effects cannot be perceived with certainty and, accordingly, these estimates may change as new events occur, as more experience is acquired, as additional information is obtained and as our operating environment changes. While VTTI Partners believes that the estimates and assumptions used in the preparation of the consolidated and combined financial statements are appropriate, actual results could differ from those estimates. Revisions to accounting estimates are recognized in the period in which the estimate is revised and in any future periods affected.

Reporting Currency

Reporting Currency

The consolidated and combined carve-out financial statements are prepared in the reporting currency of U.S. dollars. The functional currency of VTTI Partners’ operating subsidiaries domiciled in Asia, Middle East and North America is the U.S. dollar, because the subsidiaries operate in the regional or international markets where the majority of revenues and costs are denominated in U.S. dollars. Certain of VTTI Partners’ holding and operating subsidiaries domiciled in Europe operate in the regional and international market where the majority of revenues and costs are denominated in Euro and consequently the functional currency is the Euro.

Transactions involving currencies other than an entity’s functional currency during the year are converted into the functional currency using the exchange rates in effect at the time of the transactions. As of the balance sheet dates, monetary assets and liabilities that are denominated in currencies other than the functional currency are translated to reflect the year-end exchange rates. Resulting gains or losses are reflected separately in the accompanying consolidated and combined carve-out statements of income.

The assets and liabilities for those subsidiaries with a functional currency other than U.S. dollar, are translated into U.S. dollar at exchange rates in effect at the balance sheet date, and revenues and expenditures are translated at average exchange rates. Differences arising from these foreign currency translations are recorded in the consolidated and combined carve-out balance sheets in accumulated other comprehensive income within equity.

Cash and Cash Equivalents

Cash and Cash Equivalents

The Partnership considers all highly liquid investments with original maturities of three months or less to be cash equivalents. Cash equivalents are recorded at cost, which approximates fair value. As of December 31, 2014 and 2013 cash and cash equivalents were comprised of cash held in banks.

Restricted Cash	Restricted Cash Restricted cash consists of bank deposits which are not immediately available for use due to contractual restrictions.
Trade Accounts Receivable and Allowance for Doubtful Accounts

Trade Accounts Receivable and Allowance for Doubtful Accounts

Trade accounts receivable are customer obligations due under agreed-upon trade terms and are recorded at the invoiced amount and do not bear interest. The Partnership regularly performs credit evaluations of its customers and generally does not require collateral. Management regularly reviews trade accounts receivable on a case-by-case basis to determine if any receivables could potentially be uncollectible, and if so, includes a determined amount in the allowance for doubtful accounts.

Other Receivables

Other Receivables

Other receivables are recorded in the balance sheets at their nominal amount less an allowance for doubtful accounts. Other receivables include employee receivables, proceeds from insurance claims, unbilled reimbursable costs, and tax receivables being mainly value added taxes and other receivables, which management believes to have minimal credit risk.

Property, Plant and Equipment

Property, Plant and Equipment

Property, plant and equipment are stated at historical cost less accumulated depreciation and impairment loss, if any. VTTI Partners capitalizes all direct and indirect construction costs. Indirect construction costs include general engineering, direct project management costs and the cost of funds used during construction. Interest on borrowed funds is capitalized on projects during construction based on the weighted-average interest rate of our debt. The Partnership capitalizes interest on all construction projects requiring a completion period of six months or longer.

Costs, including complete asset replacements and enhancements or upgrades that increase the original efficiency, productivity or capacity of property, plant and equipment, are also capitalized. The costs of repairs, minor replacements and maintenance projects are expensed as incurred, unless they increase the original efficiency, productivity, capacity or useful life of property, plant and equipment.

When an item of property, plant and equipment comprises major components having different useful economic lives, they are accounted for as separate items of property, plant and equipment. Depreciation is computed from the date that the asset is available for use and is charged to the statement of operations on a straight-line basis over the estimated useful economic life and taking into account the estimated residual value.

Property, plant and equipment are depreciated using the straight-line method, over the estimated useful life of each asset as follows:

Useful life in Years
Buildings	10 to 40
Main components of tanks and jetties	10 to 40
Installations	10 to 25
Other equipment	3 to 10

The Partnership assigns asset lives based on reasonable estimates when an asset is placed into service. Subsequent events could cause us to change our estimates, which would impact the future calculation of depreciation expense.

Asset Retirement Obligation

Asset Retirement Obligation

VTTI Partners initially record asset retirement obligations at fair value at the time a legal (or constructive) obligation is incurred, if the liability can be reasonably estimated. When the liability is initially recorded, the carrying amount of the related asset is increased by the amount of the liability. Over time, the liability is accreted to its future value, with the accretion recorded as operating expense.

The Partnership’s operating assets generally consist of storage tanks, pipelines and related facilities, which when properly maintained, have a prolonged period of economic use. Management is therefore unable to reliably predict when, or if, the Company’s tanks, pipelines and related facilities would become completely obsolete and require decommissioning. Accordingly, VTTI Partners has not recorded a liability or corresponding asset as both the amounts and timing of such potential future costs are indeterminable.

Impairment Assessment of Long-Lived Assets

Impairment Assessment of Long-Lived Assets

Long-lived assets are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. If circumstances require a long-lived asset or asset group to be tested for possible impairment, VTTI Partners first compares the undiscounted cash flows expected to be generated by that asset or asset group to its carrying value. If a long-lived asset is not recoverable on an undiscounted cash flow basis, the impairment loss is recognized to the extent that the carrying value exceeds its fair value. Fair value is determined through various valuation techniques, such as discounted future cash flows analysis, quoted market values and third-party independent appraisals, as considered necessary.

Lease Rights

Lease Rights

Lease rights comprise land lease rights or separately acquired jetty lease rights and are recorded at initial recognition at the amount paid. Following initial recognition, lease rights are expensed using the straight-line method over the life of the lease. The expenses are recognized in the statement of operations under operating expenses.

Goodwill

Goodwill

Goodwill is not amortized but is annually reviewed for impairment at year-end or more frequently if impairment indicators are identified. The Partnership tests goodwill for impairment using a two-step analysis, with the option of performing a qualitative assessment before performing the first step of the two-step analysis, whereby the carrying value of the reporting unit is compared to its fair value in the first step. If the carrying value of the reporting unit is greater than its fair value, the second step is performed, where the implied fair value of goodwill is compared to its carrying value. An impairment charge is recognized for the amount by which the carrying amount of goodwill exceeds its fair value. The fair value is estimated using the net present value of discounted cash flows of the reporting unit.

Debt Issuance Costs

Debt Issuance Costs

Costs incurred to issue debt are deferred and amortized over the life of the associated debt instrument using the effective interest method. Amortization of debt issuance costs is included in interest expenses.

Postretirement Benefit Plan Obligations	Postretirement Benefit Plan Obligations
Defined Contribution Plan

Defined Contribution Plan

The Partnership has various pension plans for its employees of which most are defined contribution plans. A defined contribution plan is a plan under which VTTI Partners pay fixed contributions into a separate entity. Obligations for contributions to defined contribution pension plans are recognized as an employee benefit expense in the statement of operations as incurred.

Defined Benefit Plan and Post Employment Plan

Defined Benefit Plan and Post Employment Plan

The Partnership’s net obligation in respect of defined benefit pension plans is calculated separately for each plan.

The defined benefit asset or liability comprises the present value of the defined obligation, less unrecognized prior service costs and less the fair value of plan assets out of which the obligations are to be settled. Plan assets are assets that are held by a long-term employee benefit fund and are not available to the creditors, nor can they be paid directly to any of VTTI Partners’ companies.

The cost of providing postretirement benefits is actuarially determined based upon an independent actuarial valuation using management’s best estimates of discount rates, rates of return on plan assets, rates of compensation increase, retirement ages of employees and expected health care costs. The cost of pensions earned by employees is actuarially determined using the projected benefit method pro-rated on credited service.

For amortization of unrecognized actuarial gains or losses (originating from differences between expectations and realizations and/or changes in actuarial assumptions) the Corridor Method is used. The unrecognized gain (or loss) exceeding 10% of the greater of projected benefit obligation or fair value of assets are amortized to the statement of income over the average future work life.

Environmental Provisions

Environmental Provisions

Provisions are recognized when the Partnership has a present obligation (legal or constructive) as a result of a past event, when (i) it is probable that an outflow of resources embodying economic benefits will be required to settle the obligation and (ii) a reliable estimate can be made of the amount of the obligation.

Environmental provisions are recognized for soil contamination whereby agreements have been made with the local authorities to remediate or contain the soil contamination. The environmental provisions are undiscounted and have been determined based on agreed remediation plans using existing technology, at current prices and on estimates by third party experts. The recorded provisions comprise the expected costs of site restoration, environmental remediation, cleanup or other obligations that are known and based on an agreed project plan and can be reasonably estimated.

Revenue Recognition

Revenue Recognition

The Partnership generates revenues through the provision of fee-based services to their customers under multi-year agreements. Certain agreements contain “take-or-pay” provisions whereby the Partnership is entitled to a minimum throughput or storage fee. The Partnership recognizes revenues when the service is provided, the crude oil and refined petroleum products are handled or when the customer’s ability to make up the minimum volume has expired, in accordance with the terms of the contracts.

The Partnership’s assessment of each of the four revenue recognition criteria as they relate to their revenue producing activities is as follows:

1.	Persuasive Evidence of an Arrangement Exists.

VTTI Partners’ customary practices are to enter into a written contract, executed by both the customer and VTTI Partners or to obtain other written correspondence that represents a legally binding arrangement.

2.	Service is Provided.

VTTI Partners consider services provided when the crude oil and refined petroleum products are shipped through, delivered by or stored in their pipelines, terminals and storage facilities, as applicable.

3.	Fixed or Determinable Fee.

VTTI Partners negotiate the fees for their services at the outset of their fee-based agreements. The storage fees generally are due in advance on the first of the month. For other agreements, such as ancillary services, the amount of revenue is determinable after services are provided and volumes handled. These fees are generally determined and invoiced at the end of the month.

4.	Collection is Deemed Probable.

Collectability is evaluated on a customer-by-customer basis. The Partnership conducts a credit review for all customers at the inception of a new agreement to determine the creditworthiness of potential and existing customers. Collection is deemed probable if VTTI Partners expect that the customer will be able to pay amounts under the agreement as payments become due. If the Partnership determines that collection is not probable, revenues are deferred and recognized upon cash collection.

The Partnership collects taxes on certain revenue transactions to be remitted to governmental authorities, which may include sales, use, value added and some excise taxes. These taxes are not included in revenue.

Income Taxes

Income Taxes

Income tax comprises current and deferred tax. Income tax is recognized in the consolidated and combined carve-out statements of operations except to the extent that it relates to items recognized directly in equity, in which case it is recognized in other comprehensive income. Current tax is the expected tax payable on the taxable income for the year, using enacted tax rates at the balance sheet date and any adjustments to tax payables in respect of previous years.

Income taxes are accounted for under the liability method. We recognize deferred tax assets and liabilities for the future tax consequences attributable to differences between the financial statement carrying amounts and income tax basis of assets and liabilities and the expected benefits of utilizing net operating loss and tax credit carry-forwards, using enacted tax rates in effect for each taxing jurisdiction in which we operate for the year in which temporary differences are expected to be recovered or settled. We recognize the financial statement effects of a tax position when it is more likely than not, based on technical merits, that the position will be sustained upon examination. Net deferred tax assets are then reduced by a valuation allowance if we believe it is more likely than not that such net deferred tax assets will not be realized. Certain of our valuation allowances and tax uncertainties are associated with entities that we acquired in business combinations. The effect on deferred tax assets and liabilities of a change in tax rate is recognized in income in the period that includes the enactment date. Interest and penalties, if any, related to income tax liabilities are included in income tax expense.

The Dutch entities of the Partnership are part of a Dutch tax fiscal unity (the “Dutch Fiscal Unity”). The Dutch Fiscal Unity combines individual tax paying Dutch entities and their ultimate Dutch parent company as one taxpayer for Dutch corporate income tax purposes. The intercompany tax allocations from the Dutch Fiscal Unity are not subject to tax sharing agreements and no cash payments are made between the companies related to Dutch tax attributes.

Other Comprehensive Income/(loss)

Other Comprehensive Income/(loss)

Other comprehensive income consists of post-retirement benefit plan costs not recognized in earnings, the effective portion of a cash flow hedge and the translation differences of entities with a functional currency in Euro, and is reflected net of the related income tax effects.

Fair Value Measurements

Fair Value Measurements

The Partnership utilizes valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs to the extent possible. Fair value measurements are derived using inputs and assumptions that market participants would use in pricing an asset or liability, including assumptions about risk. A financial asset’s or liability’s classification within the hierarchy is determined based on the lowest level input that is significant to the fair value measurement.

The fair value classification prioritizes the inputs used in measuring the fair value as follows:

Level 1:	Assets and liabilities with unadjusted, quoted prices listed on active market exchanges.

Level 2:	Assets and liabilities determined using prices for recently traded assets and liabilities with similar underlying terms, as well as directly or indirectly observable inputs, such as interest rates and yield curves that are observable at commonly quoted intervals.

Level 3:	Assets and liabilities that are not actively traded on a market exchange. This category includes situations where there is little, if any, market activity for the asset or liability. The prices are determined using significant unobservable inputs or valuation techniques.

Accounting for Leases

Accounting for Leases

Leases of assets under which substantially all the risks and rewards of ownership are effectively retained by the lessor are classified as operating leases. Lease payments under an operating lease are recognized as an expense on a straight-line method over the lease term.

Derivative Financial Instruments and Hedging Activities

Derivative Financial Instruments and Hedging Activities

The Partnership’s primary derivative instruments include interest-rate swap agreements and forward exchange contracts which are recorded at fair value. Changes in the fair value of these derivatives, which have not been designated as hedging instruments, are recorded as a gain or loss within other income/(expense) in our consolidated and combined carve-out statement of operations. Changes in the fair value of any derivative instrument or non-derivative instrument that we have formally designated as a hedge, including a hedge in a net investment of a subsidiary, are recognized in other comprehensive income/(loss) in our consolidated and combined statement of comprehensive income. Any change in fair value relating to an ineffective portion of a designated hedge is recognized, in the consolidated and combined carve-out statement of operations.

The Partnership formally documents all relationships between hedging instruments and hedged items, as well as the risk-management objective and strategy for undertaking various hedge transactions. This process included linking all derivatives and non-derivatives that were designated as hedges. The Partnership also formally assessed, both at the hedge’s inception and on an ongoing basis, whether the derivatives or non-derivatives that were used in hedging transactions were highly effective. If it is determined that a derivative or non-derivative was not highly effective as a hedge, that it had ceased to be a highly effective hedge, or the derivative expires or is sold, terminated or exercised, we discontinue hedge accounting prospectively.

Earnings per unit

Earnings per unit

The Partnership computes earnings per unit using the two-class method set out in US GAAP for its participating securities, which include the general partner units, common units, subordinated units, and the incentive distribution rights.

Recently Issued Accounting Standards

Recently Issued Accounting Standards

Adoption of New Accounting Standards

ASU No. 2013-11

In June 2013, the Financial Accounting Standards Board (“FASB”) issued ASU No. 2013-11, Income Taxes (ASC Topic 740): Presentation of an Unrecognized Tax Benefit When a Net Operating Loss Carryforward, a Similar Tax Loss, or a Tax Credit Carryforward Exists. ASU 2013-11 requires the netting of unrecognized tax benefits against deferred tax assets for a loss or other carryforward that would apply in settlement of uncertain tax positions. It is effective for annual reporting periods beginning after December 15, 2013, but early adoption is permitted. The adoption of this standard in 2014 did not have a material impact on the partnership’s financial statements.

ASU No. 2013-04

FASB issued ASU 2013-04, Liabilities (Topic 405); Obligations Resulting from Joint and Several Liability Arrangements for Which the Total Amount of the Obligation is Fixed at the Reporting Date, in February 2013. ASU 2013-04 requires an entity to measure obligations resulting from joint and several liability arrangements for which the total amount of the obligation is fixed as the sum of the amount the entity agreed to pay on the basis of its arrangement among its co-obligors and any additional amount the entity expects to pay on behalf of its co-obligors. The new standard is effective for fiscal years ending after December 15, 2013 and interim and annual periods thereafter. ASU 2013-04 is to be applied retrospectively to all prior periods presented for those obligations resulting from joint and several liability arrangements within the Update’s scope that exist at the beginning of an entity’s fiscal year of adoption. The Partnership adopted the provisions of ASU 2013-04 as of January 1, 2014. The adoption of ASU 2013-04 did not have a material impact on the Partnership’s consolidated and combined carve-out financial statements

New Accounting Standards Not Yet Adopted

ASU No. 2014-09

In May 2014, FASB issued ASU No. 2014-09, Revenue from Contracts with Customers. The ASU provides a five-step analysis of transactions to determine when and how revenue is recognized. ASU 2014-09 is effective for annual periods beginning after December 15, 2016. Early adoption is not permitted. The impact of the provisions of ASU No. 2014-09 is currently being assessed by the Company.

ASU No. 2014-12

In June 2014 FASB issued ASU No. 2014-12 Accounting for Share-Based Payments When the Terms of an Award Provide That a Performance Target Could Be Achieved after the Requisite Service Period. ASU 2014-12 requires a reporting entity to treat a performance target that affects vesting and that could be achieved after the requisite service period as a performance condition. A reporting entity should apply FASB ASC Topic 718, Compensation—Stock Compensation to awards with performance conditions that affect vesting. ASU 2014-12 is effective for annual periods, and interim periods within those annual periods, beginning after December 15, 2015. Early adoption is permitted. Adoption of ASU No. 2014-12 is not expected to have a material impact on the financial position or the results of operations.